Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets
Amortized cost of fixed maturity securities available-for-sale	$ 271,701	$ 271,653
Fixed maturity securities relating to variable interest entities	289,563	287,783
Cost of equity securities available-for-sale	2,464	2,565
Actively traded securities	0	404
Fair value option and trading securities relating to variable interest entities	13,923	15,024
Mortgage loans valuation allowances	304	281
Mortgage Loans on Real Estate	65,167	59,578
Policy loans	9,511	9,566
Real estate held-for-sale	59	42
Other limited partnership interests relating to variable interest entities	5,136	5,246
Short-term investments	6,523	7,467
Other invested assets relating to variable interest entities	19,303	17,607
Cash and cash equivalents relating to variable interest entities	12,651	11,182
Accrued investment income relating to variable interest entities	3,308	3,390
Premiums, reinsurance and other receivables relating to variable interest entities	15,445	13,226
Deferred policy acquisition costs and value of business acquired relating to variable interest entities	17,590	17,418
Other assets relating to variable interest entities	7,058	6,776
Separate account assets	195,578	187,152
Liabilities
Future policy benefits relating to variable interest entities	166,701	161,266
Policyholder account balances	173,168	165,628
Other policy-related balances relating to variable interest entities	13,030	12,893
Long-term debt, at estimated fair value, relating to variable interest entities	16,441	17,936
Other liabilities relating to variable interest entities	23,700	20,292
Separate account liabilities	$ 195,578	$ 187,152
MetLife, Inc.’s stockholders’ equity:
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, aggregate liquidation preference	2,100	2,100
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	1,164,029,985	1,159,590,766
Common stock, shares outstanding	1,095,519,005	1,098,028,525
Treasury stock, shares	68,510,980	61,562,241
Residential Mortgage Loans - FVO
Assets
Mortgage Loans on Real Estate	$ 566	$ 314
Variable interest entities
Assets
Fixed maturity securities relating to variable interest entities	0	917
Fair value option and trading securities relating to variable interest entities	8	13
Policy loans	0	4
Other limited partnership interests relating to variable interest entities	14	27
Short-term investments	0	26
Other invested assets relating to variable interest entities	31	43
Cash and cash equivalents relating to variable interest entities	1	71
Accrued investment income relating to variable interest entities	0	22
Premiums, reinsurance and other receivables relating to variable interest entities	2	21
Deferred policy acquisition costs and value of business acquired relating to variable interest entities	0	240
Other assets relating to variable interest entities	3	148
Separate account assets	0	1,022
Liabilities
Future policy benefits relating to variable interest entities	0	716
Policyholder account balances	0	21
Other policy-related balances relating to variable interest entities	0	238
Long-term debt, at estimated fair value, relating to variable interest entities	12	15
Other liabilities relating to variable interest entities	0	80
Separate account liabilities	$ 0	$ 1,022